Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Percent of uncertain income tax positions recognized	50.00%	50.00%
Liability for unrecognized tax benefits	$ 0	$ 0
Percentage of change in ownership	50.00%
Period of change in ownership	3 years
Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 124,601,000
Net operating loss carryforwards, expiration year	expiring beginning in 2020
California [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 84,764,000
Net operating loss carryforwards, expiration year	expiring beginning in 2015
Expire in 2015 | California [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 13,655,000
Expire in 2016 | California [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	15,808,000
Expire in 2017 | California [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	55,301,000
Research Tax Credit Carryforward [Member] | Federal [Member]
Income Tax Contingency [Line Items]
Research and development tax credits	$ 3,205,000
Income tax research and development expiration year	Begin to expire in 2018
Research Tax Credit Carryforward [Member] | California [Member]
Income Tax Contingency [Line Items]
Research and development tax credits	$ 3,087,000